Income Taxes - Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss for the year	$ (2,176,298)	$ (10,181,015)	$ (13,907,185)	$ (607,371)
Income tax (recovery) at statutory rate			(2,921,000)	(128,000)
State income tax expense, net of federal tax effect			(270,000)	(12,000)
Permanent difference and other			2,201,000	(1,100,000)
Change in valuation allowance			998,000	1,240,000
Income tax expense per books